Teachers Insurance and Annuity Association of America	Rachael Zufall
College Retirement Equities Fund	Director & Associate General Counsel
8500 Andrew Carnegie Blvd	Advocacy & Oversight
Charlotte, NC 28262	704.988.4446 (tel)
704.988.1615 (fax)
rzufall@tiaa-cref.org

July 15, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

          On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post Effective Amendment No. 44 to the above-captioned registration statement on Form N-1A (“Amendment No. 44”), including exhibits. The main purpose of Amendment No. 44 is to make the initial 485A filing needed to launch one new series, the Global Natural Resources Fund.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4446.

Sincerely,

/s/ Rachael Zufall

Rachael Zufall